SHARE CAPITAL AND RESERVES (Details 8) - Restricted share units	12 Months Ended
Nov. 30, 2020 shares
Disclosure of classes of share capital [line items]
Balance	0
Granted	1,000,001
Vested	(250,001)
Balance	750,000